SCHEDULE OF INVESTMENTS
Global Growth (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Consumer Staples – 2.6%
Alimentation Couche-Tard, Inc., Class B	120	$3,671

Energy – 1.3%
Canadian Natural Resources Ltd.	71	1,885

Total Canada - 3.9%		$5,556

China
Communication Services – 1.1%
Tencent Holdings Ltd.	34	1,418
Tencent Music Entertainment Group ADR(A)	17	213

		1,631

Consumer Discretionary – 1.4%
Alibaba Group Holding Ltd. ADR(A)	12	1,941

Financials – 2.6%
Ping An Insurance (Group) Co. of China Ltd., H Shares	326	3,747

Total China - 5.1%		$7,319

France
Communication Services – 1.8%
Ubisoft Entertainment S.A.(A)	36	2,569

Consumer Discretionary – 0.6%
LVMH Moet Hennessy - Louis Vuitton	2	794

Energy – 1.7%
Total S.A. ADR	48	2,505

Industrials – 6.6%
Airbus SE	55	7,138
Schneider Electric S.A.	26	2,280

		9,418

Total France - 10.7%		$15,286

Germany
Financials – 1.3%
Deutsche Boerse AG	12	1,834

Information Technology – 2.1%
Infineon Technologies AG	165	2,972

Total Germany - 3.4%		$4,806

Hong Kong
Consumer Discretionary – 0.8%
Galaxy Entertainment Group	191	1,184

Financials – 2.2%
AIA Group Ltd.	328	3,095

Total Hong Kong - 3.0%		$4,279

India
Financials – 1.2%
HDFC Bank Ltd.	97	1,684

Total India - 1.2%		$1,684

Italy
Consumer Discretionary – 2.5%
Ferrari N.V.	23	3,475

Total Italy - 2.5%		$3,475

Japan
Consumer Discretionary – 1.0%
Isuzu Motors Ltd.	133	1,477

Industrials – 2.5%
Daikin Industries Ltd.	7	963
Recruit Holdings Co. Ltd.	81	2,475

		3,438

Total Japan - 3.5%		$4,915

Netherlands
Consumer Staples – 1.5%
Heineken N.V.	19	2,093

Energy – 1.0%
Royal Dutch Shell plc, Class B	47	1,380

Health Care – 0.9%
Qiagen N.V.(A)	38	1,261

Industrials – 1.7%
Koninklijke Philips Electronics N.V., Ordinary Shares	53	2,442

Information Technology – 0.7%
ASML Holding N.V., NY Registry Shares	4	1,013

Total Netherlands - 5.8%		$8,189

Switzerland
Consumer Staples – 1.2%
Nestle S.A., Registered Shares	17	1,804

Health Care – 1.0%
Alcon, Inc.(A)	23	1,370

Industrials – 1.0%
Ferguson plc	20	1,465

Total Switzerland - 3.2%		$4,639

Taiwan
Information Technology – 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	36	1,676

Total Taiwan - 1.2%		$1,676

United Kingdom
Consumer Discretionary – 1.1%
Compass Group plc	58	1,497

Consumer Staples – 3.9%
British American Tobacco plc	43	1,594
Diageo plc	50	2,025
Imperial Tobacco Group plc	86	1,922

		5,541

Financials – 2.2%
Prudential plc	169	3,056

Health Care – 1.6%
AstraZeneca plc	16	1,463
AstraZeneca plc ADR	19	832

		2,295

Total United Kingdom - 8.8%		$12,389

United States
Communication Services – 1.4%
Facebook, Inc., Class A(A)	11	1,914

Consumer Discretionary – 8.7%
Amazon.com, Inc.(A)	4	6,555
Dollar General Corp.	28	4,385
Home Depot, Inc. (The)	6	1,480

		12,420

Energy – 0.8%
ConocoPhillips	11	618
Schlumberger Ltd.	10	351

		969

Financials – 8.2%
CME Group, Inc.	21	4,513
Fidelity National Information Services, Inc.	19	2,558
Goldman Sachs Group, Inc. (The)	9	1,879
KeyCorp	87	1,551
SVB Financial Group(A)	6	1,160

		11,661

Health Care – 8.3%
Abbott Laboratories	35	2,888
HCA Holdings, Inc.	13	1,542
Johnson & Johnson	26	3,323
Thermo Fisher Scientific, Inc.	14	3,990

		11,743

Industrials – 3.5%
Eaton Corp.	22	1,789
Lyft, Inc., Class A(A)	7	289
Northrop Grumman Corp.	8	2,819

		4,897

Information Technology – 16.5%
Adobe, Inc.(A)	9	2,611
Ambarella, Inc.(A)	36	2,267
Arista Networks, Inc.(A)	3	788
Garter, Inc., Class A(A)	10	1,484
MasterCard, Inc., Class A	9	2,496
Microsoft Corp.	40	5,571
PayPal, Inc.(A)	24	2,490
Visa, Inc., Class A	29	5,033
Western Digital Corp.	10	568

		23,308

Total United States - 47.4%		$66,912

TOTAL COMMON STOCKS – 99.7%		$141,125

(Cost: $116,159)

SHORT-TERM SECURITIES	Principal
Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.170%, 10-7-19(B)	$59	59

TOTAL SHORT-TERM SECURITIES – 0.0%		$59

(Cost: $59)

TOTAL INVESTMENT SECURITIES – 99.7%		$141,184

(Cost: $116,218)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		378

NET ASSETS – 100.0%		$141,562

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$2,127	$3,987	$—
Consumer Discretionary	14,361	8,427	—
Consumer Staples	3,671	9,438	—
Energy	5,359	1,380	—
Financials	11,661	13,416	—
Health Care	13,836	2,833	—
Industrials	4,897	16,763	—
Information Technology	25,997	2,972	—

Total Common Stocks	$81,909	$59,216	$—
Short-Term Securities	—	59	—

Total	$81,909	$59,275	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$116,218

Gross unrealized appreciation	31,674
Gross unrealized depreciation	(6,708)

Net unrealized appreciation	$24,966